RELATED PARTY TRANSACTIONS - Transactions with related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 1,641	$ 6,037
SFL
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	2,668	2,206
Golden Ocean
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	2,409	3,311
Flex LNG Ltd
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	929	635
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	(344)	(248)
Seadrill Limited
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	137	133
Archer Limited
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	74	225
Alta Trading UK Limited
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	1,018	23,558
Avance Gas
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	1,207	335
TFG Marine
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	386	0
Other related parties
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances	$ 90	$ 76